Common shares - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended				2 Months Ended	6 Months Ended
	Jul. 31, 2022 $ / shares	May 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares	Feb. 28, 2022 $ / shares	May 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Sep. 30, 2020 USD ($)
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares			$ 0.10	$ 0.10		$ 0.20	$ 0.20
Common shares held in treasury (in shares)						7,519,324		7,519,324
Convertible Notes Due 2025
Disclosure of classes of share capital [line items]
Aggregate principal amount repurchased | $		$ 10.8			$ 10.8
Repayments of bonds, notes and debentures | $		$ 12.5
Repayments of bonds, notes and debentures, premium (discount), as a percentage		106.00%			106.00%
Declaration of dividend
Disclosure of classes of share capital [line items]
Dividends per share (in USD per share) | $ / shares	$ 0.10
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares						$ 0.01		$ 0.01
Number of shares outstanding (in shares)						59,415,013		58,369,516
Common stock | New $250 Million Securities Repurchase Program
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase | $									$ 250.0
Authorized amount of share repurchase, remaining amount | $						$ 237.5
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)						1,047,997
Number of shares outstanding and non-vested (in shares)						3,559,109	3,720,577	2,997,992
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)					1,047,997
Restricted stock, share price (in dollars per share) | $ / shares		$ 26.11	$ 21.33
Restricted Stock | Employees | First vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted Stock | Employees | Second vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted Stock | Employees | Third vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted Stock | Directors | First vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted Stock | Directors | Second vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted Stock | Directors | Third vesting percentage | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%